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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                          CORPORATE AMERICA - VARIABLE
                                FLEXIBLE PREMIUM
                         VARIABLE LIFE INSURANCE POLICY
                       SUPPLEMENT DATED NOVEMBER 7, 2000
                                       TO
                        PROSPECTUS DATED OCTOBER 2, 2000

     Effective November 1, 2000 American General Life Insurance Company ("AGL") is amending the prospectus for the sole purpose of reflecting a change in the principal underwriter and distributor of the Policy.

     On Page 41 of the prospectus, the section titled "DISTRIBUTION OF THE POLICY", is deleted in its entirety and replaced with the following:

DISTRIBUTION OF THE POLICY

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policy. Before November 1, 2000 American General Securities Incorporated ("AGSI") served in this role. AGSI is our subsidiary broker-dealer. For a period of time you may receive written information from us that identifies AGSI as the distributor of the Policy.

     AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policy.

     We and AGDI have sales agreements with various broker-dealers under which the Policy will be sold by registered representatives of the broker-dealers. These registered representatives are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers for promotion and sales of the Policy. The compensation may vary with the sales agreement, but is generally not expected to exceed, for the Policy:

     . in the first Policy year, 20% of the premiums paid up to the target amount and 4% of the premiums in excess of the target amount;
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     .  in Policy years 2-7, 8% of the premiums paid up to the target amount and
        3 1/2% of the premiums in excess of the target amount;

     . in Policy years 8-15, 3% of the premiums paid up to the target amount, 2% of the premiums in excess of the target amount and 0.15% of the Policy's accumulation value (reduced by any outstanding loans); and

     . in Policy years 16 and thereafter, 2% of the premiums paid up to the target amount, 2% of the premiums in excess of the target amount; and 0.10% of the Policy's accumulation value (reduced by any outstanding loans).

     The maximum value of any alternative amounts we may pay for sales of the Policy is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay a comparable amount of compensation to the broker-dealers with respect to any increase in the specified amount of coverage that you request. In addition, we may pay the broker-dealers expense allowances, bonuses, wholesaler fees and training allowances.

     We pay the compensation directly to any selling broker-dealer firm. We pay the compensation from our own resources which does not result in any additional charge to you that is not described on page 8 of the prospectus. Each broker-dealer firm, in turn, may compensate its registered representative who acts as agent in selling you a Policy.

On Page 48 of the prospectus, the section titled "PRINCIPAL UNDERWRITER'S MANAGEMENT", is deleted in its entirety and replaced with the following:

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

                                                POSITION AND OFFICES
                                                WITH UNDERWRITER,
NAME AND PRINCIPAL                              AMERICAN GENERAL
BUSINESS ADDRESS                                DISTRIBUTORS, INC.
-------------------------------------------------------------------------------------
Robert P. Condon                                Director and Chairman,
The Variable Annuity Life Insurance Company     Chief Executive Officer and President
2929 Allen Parkway
Houston, TX 77019

Mary L. Cavanaugh                               Director and Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

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
                                                POSITION AND OFFICES
                                                WITH UNDERWRITER,
NAME AND PRINCIPAL                              AMERICAN GENERAL
BUSINESS ADDRESS                                DISTRIBUTORS, INC.
-------------------------------------------------------------------------------------
Thomas G. Norwood                               Director, Chief Financial
The Variable Annuity Life Insurance Company     Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Jane E. Bates                                   Vice President and
The Variable Annuity Life Insurance Company     Chief Compliance Officer
2929 Allen Parkway
Houston, Texas 77019

V. Keith Roberts                                Vice President - Operations
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

D. Lynne Walters                                Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Cheryl G. Hemley                                Assistant Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

Daniel R. Cricks                                Assistant Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Jim D. Bonsall                                  Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

Steven Rubinstein                               Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

Marylyn S. Zlotnick                             Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019